Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Mar. 23, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005533
Account Value [Line Items]
Account Value	$ 21,312	$ 21,048	$ 21,159	$ 20,566	$ 19,593	$ 18,910	$ 17,364	$ 17,160	$ 16,354	$ 15,908	$ 15,988	$ 15,677	$ 16,457	$ 17,742	$ 18,694	$ 19,155	$ 18,406	$ 17,273	$ 16,185	$ 15,242	$ 13,481	$ 13,501	$ 14,037	$ 13,392	$ 12,773	$ 12,859	$ 12,377	$ 12,978	$ 12,688	$ 12,666	$ 12,363	$ 11,744	$ 11,278	$ 10,743	$ 10,073	$ 10,063	$ 9,676		$ 8,964	$ 9,654	$ 9,379	$ 10,000
C000169939
Account Value [Line Items]
Account Value	1,147,275	1,132,544	1,138,371	1,106,005	1,053,212	1,016,071	932,628	921,445	877,752	853,565	857,557	840,690	882,134	950,565	1,001,224	1,025,606	985,188	924,342	865,833	815,153	720,637	721,492	749,866	715,240	681,867	686,456	660,331	692,128	676,522	675,157	658,797	625,476	600,531	571,864	536,039	535,311	514,743	$ 500,000
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	24,225	23,630	23,559	22,704	21,315	20,538	18,680	18,393	17,252	16,677	16,677	16,141	17,106	18,179	18,870	19,189	18,351	16,862	15,821	14,917	12,937	12,946	13,756	12,802	12,271	12,462	12,101	12,837	12,432	12,568	12,221	11,522	11,116	10,579	9,805	9,839	9,458		8,666	9,457	9,174	10,000
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	1,316,981	1,284,638	1,280,770	1,234,267	1,158,784	1,116,497	1,015,537	999,894	937,858	906,626	906,626	877,484	929,948	988,272	1,025,836	1,043,193	997,610	916,688	860,095	810,935	703,308	703,794	747,850	695,937	667,085	677,468	657,870	697,876	675,825	683,223	664,378	626,401	604,297	575,132	533,035	534,870	514,168	500,000
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Account Value	21,047	20,524	20,566	19,951	18,799	18,379	17,016	16,858	16,048	15,967	15,891	15,440	16,252	17,207	17,640	18,086	17,549	16,328	15,433	14,470	13,029	13,107	13,753	12,968	12,472	12,583	12,148	12,732	12,351	12,357	12,161	11,554	11,203	10,842	10,191	10,178	9,750		$ 8,988	$ 9,580	$ 9,366	$ 10,000
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Account Value	$ 1,115,077	$ 1,087,374	$ 1,089,620	$ 1,057,012	$ 995,994	$ 973,750	$ 901,501	$ 893,138	$ 850,234	$ 845,961	$ 841,934	$ 818,003	$ 861,051	$ 911,613	$ 934,576	$ 958,185	$ 929,779	$ 865,080	$ 817,670	$ 766,604	$ 690,304	$ 694,431	$ 728,642	$ 687,061	$ 660,799	$ 666,646	$ 643,603	$ 674,532	$ 654,354	$ 654,680	$ 644,275	$ 612,126	$ 593,561	$ 574,426	$ 539,941	$ 539,228	$ 516,555	$ 500,000